Derivative Liability (Tables)	6 Months Ended
Jun. 30, 2016
Estimated fair value of warrants assumptions used for the Black-Scholes option-pricing model

The fair value of the warrant at the date of issuance is $4.0 million based on the Black-Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	January 29, 2016	Weighted Average Upon Exercise and Cancellation
Dividend yield	—	—
Expected volatility	80.0%	80.0%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1.0	0.80
Fair Value per share	$0.25	$0.30

The fair value of the warrant at the date of issuance and at June 30, 2016 was estimated to be $0.3 million, based on the Black-Scholes option pricing model. Key assumptions used to apply this model were as follows:

	May 3, 2016	June 30, 2016
Dividend yield	—	—
Expected volatility	84.9%	84.9%
Risk-free rate of return	1.22%	1.01%
Expected term (years)	5.0	4.9
Fair Value per share	$3.20	$3.71

Common Stock [Member]
Activities of Warrants

The activities of the common stock warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	—	—	—
Warrants issued in conjunction with public share offering	83,120	$5.00	5.0 years
Warrants exercised	—	—

Outstanding and exercisable—June 30, 2016	83,120	$5.00	4.9 years

Series AB Preferred Stock [Member]
Activities of Warrants

The activities of the private company Series AB warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	—	—	—
Warrants issued in conjunction with private company Series AB financing	16,000,000	$1.25
Warrants cancelled	(10,100,000)	$1.25	—

Warrants exercised	(5,900,000)	$1.25	—

Outstanding and exercisable—June 30, 2016	—	—	—